UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

April 1, 2019 to April 30, 2019

Commission File Number of issuing entity: 333-209768-04

Central Index Key Number of issuing entity: 0001707593

Nissan Auto Lease Trust 2017-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-209768

Central Index Key Number of depositor: 0001244832

Nissan Auto Leasing LLC II

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001540639

Nissan Motor Acceptance Corporation

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

Timothy Hauck, (615) 725-1664

(Name and telephone number, including area code, of the person to contact in connection with this filing)

82-6355220

(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association, Rodney Square North,
1100 North Market Street, Wilmington, Delaware	19890
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 636-6194

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒
Asset Backed Notes, Class A-2a	☐	☐	☒
Asset Backed Notes, Class A-2b	☐	☐	☒
Asset Backed Notes, Class A-3	☐	☐	☒
Asset Backed Notes, Class A-4	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Nissan Auto Lease Trust 2017-A, including the information required by Items 1121(a)-(b) of Regulation AB, is set forth in the attached Monthly Servicer’s Report.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Auto Lease Trust 2017-A were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from April 1, 2019 to April 30, 2019. Please refer to the Form ABS-15G filed by the Securitizer on January 25, 2019 for additional information. The CIK number of the Securitizer is 0001540639.

Item 1A.	Asset-Level Information.

Pursuant to Items 1111(h) and 1125, Schedule AL, of Regulation AB, the asset-level data for the asset pool of the Issuing Entity included in Exhibit 102 to the Form ABS-EE filed by the Issuing Entity with the U.S. Securities and Exchange Commission on May 24, 2019 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference. The additional asset-level information or explanatory language for the asset pool of the Issuing Entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.

Item 1B.	Asset Representations Reviewer and Investor Communication.

Nothing to report.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

The Indenture Trustee, U.S. Bank National Association, has provided the information contained in the following six paragraphs for purposes of compliance with Regulation AB.

In the last several years, U.S. Bank National Association (“U.S. Bank”) and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities (“RMBS”) trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees’ purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default. Currently, U.S. Bank is a defendant in multiple actions alleging individual or class action claims against it.

U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs’ claims vigorously. However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the “DSTs”) that issued securities backed by student loans (the “Student Loans”) filed a lawsuit in the Delaware Court of Chancery against U.S. Bank National Association (“U.S. Bank”) in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.). The complaint, which was later amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and servicing of the student loans.

U.S. Bank believes that it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs (the “Governing Agreements”), and accordingly that the claims against it in the lawsuit are without merit.

U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, U.S. Bank requested a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are being litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases.

U.S. Bank intends to continue to defend this lawsuit vigorously.

Item 3.	Sales of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

None.

Item 5.	Submission of Matters to a Vote of Security Holders.

None.

Item 6.	Significant Obligors of Pool Assets.

Not applicable.

Item 7.	Change in Sponsor Interest in the Securities.

None.

Item 8.	Significant Enhancement Provider Information.

Not applicable.

Item 9.	Other Information.

Compliance with European Union Risk Retention Rules.

Nissan Motor Acceptance Corporation (“NMAC”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Transfer and Servicing Agreement), currently retains, a material net economic interest that is not less than 5% of the nominal value of the securitized exposures (the “Retained Interest”), in the form of an originator’s interest in accordance with the text of option (b) of Article 6(3) of the EU Securitization Regulation (as defined in the Transfer and Servicing Agreement), as in effect on the New RR Amendment Date (as defined in the Transfer and Servicing Agreement), by holding all the membership interest in Nissan Wholesale Receivables Corporation II (“NWRC II”), which in turn holds all or part of the Transferor Interest (as defined in the Transfer and Servicing Agreement).

NMAC has not hedged or otherwise mitigated its credit risk under or associated with the Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the Retained Interest (and has not permitted NWRC II or any of its other affiliates to hedge or otherwise mitigate its credit risk under or associated with the Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the Retained Interest) except to the extent permitted in accordance with the EU Securitization Rules (as defined in the Transfer and Servicing Agreement).

Item 10.	Exhibits.

(a)	Monthly Servicer’s Report for the month of April 2019 – Nissan Auto Lease Trust 2017-A.

Asset Data File (Incorporated by reference to Exhibit 102 to Form ABS-EE filed by the Issuing Entity on May 24, 2019).

Asset Related Document (Additional Explanatory Disclosure) (Incorporated by reference to Exhibit 103 to Form ABS-EE filed by the Issuing Entity on May 24, 2019).

(b)	Exhibits:	99.1 Monthly Servicer’s Report for the month of April 2019 – Nissan Auto Lease Trust 2017-A.

102 Asset Data File (Incorporated by reference to Exhibit 102 to Form ABS-EE filed by the Issuing Entity on May 24, 2019).

103 Asset Related Document (Additional Explanatory Disclosure) (Incorporated by reference to Exhibit 103 to Form ABS-EE filed by the Issuing Entity on May 24, 2019).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN AUTO LEASING LLC II (Depositor)

Date: May 30, 2019	/s/ Douglas E. Gwin, Jr.
Douglas E. Gwin, Jr., Assistant Treasurer